Investments (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,317,819	$ 8,083,350
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,091,993	1,260,603
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	1,524,563
Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,225,826	5,298,184
Investment, Identifier [Axis]: Collective Funds | BlackRock Developed Real Estate Index Non-Lendable Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	87,428
Investment, Identifier [Axis]: Collective Funds | Commodity Index Daily Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	21,307
Investment, Identifier [Axis]: Collective Funds | Mercer GE International Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	177,420
Investment, Identifier [Axis]: Collective Funds | Non-U.S. Equity Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	723,475
Investment, Identifier [Axis]: Collective Funds | Russell 1000 Index Non-Lendable Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	1,094,298
Investment, Identifier [Axis]: Collective Funds | SSGA Government Reserve Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	12,592	442,274
Investment, Identifier [Axis]: Collective Funds | SSGA Short Term Interest Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	94,868
Investment, Identifier [Axis]: Collective Funds | State Street Global All Cap Equity ex-U.S. Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	164,991	0
Investment, Identifier [Axis]: Collective Funds | State Street Institutional U.S. Government Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	248,032	0
Investment, Identifier [Axis]: Collective Funds | State Street S&P 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	828,446	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2025 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	668,250	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2030 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,179,583	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2035 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,169,859	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2040 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	866,829	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2045 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	726,513	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2050 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	566,645	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2055 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	333,498	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2060 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	142,785	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2065 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	49,453	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement 2070 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	29,160	0
Investment, Identifier [Axis]: Collective Funds | State Street Target Retirement Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	989,926	0
Investment, Identifier [Axis]: Collective Funds | State Street U.S. Bond Index Securities Lending Series Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	114,686	0
Investment, Identifier [Axis]: Collective Funds | State Street U.S. Extended Market Index Non-Lending Series Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	134,578	0
Investment, Identifier [Axis]: Collective Funds | U.S. Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	636,164
Investment, Identifier [Axis]: Collective Funds | U.S. Large-Cap Equity Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	1,234,512
Investment, Identifier [Axis]: Collective Funds | U.S. Mid-Cap Equity Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	357,216
Investment, Identifier [Axis]: Collective Funds | U.S. Small-Cap Equity Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	300,661
Investment, Identifier [Axis]: Collective Funds | U.S. Treasury Inflation-Protected Securities Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	128,561
Investment, Identifier [Axis]: Common Stock | GE Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	756,497
Investment, Identifier [Axis]: Common Stock | GE Vernova Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,091,993	504,106
Investment, Identifier [Axis]: Registered Investment Companies | SSGA Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	220,930
Investment, Identifier [Axis]: Registered Investment Companies | SSGA Small-Cap Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	224,330
Investment, Identifier [Axis]: Registered Investment Companies | SSGA U.S. Core Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 1,079,303